Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets

	JPY (millions) As of March 31
	2022	2023
Derivative assets	¥41,890	¥79,654
Investment in convertible notes at fair value through P&L	10,409	11,435
Investment in debt instruments at fair value through P&L	1,052	1,063
Investment in equity instruments at fair value through OCI	148,451	157,731
Financial assets associated with contingent consideration arrangements	26,852	23,806
Other	30,205	26,168
Total	¥258,859	¥299,857
Non-current	¥233,554	¥279,683
Current	¥25,305	¥20,174